Revenue	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Revenue
20.	Revenue

Revenue consist of the following:

	For the Years Ended December 31,
	2023	2022	2021
Sales of food, beverage and packaged products by Company owned and operated stores	1,405,401,977	938,096,823	617,226,090
Franchise fees	15,443,024	4,537,599	1,923,149
Revenues from other franchise support activities	66,878,149	18,965,417	9,469,639
Revenues from wholesale activities	27,204,236	6,533,166	-
Revenue from e-commerce sales	59,067,398	41,635,451	13,117,118
Revenues from other activities	1,785,396	1,295,310	1,207,805
Provision of consumer research service to THRI	-	-	428,148

Total revenues	1,575,780,180	1,011,063,766	643,371,949

All of the property and equipment of the Company are physically located in the PRC. The geographical location of customers is based on the location at which the customers operate and all of the Company’s revenue is derived from operations in the PRC for the years ended December 31, 2023, 2022 and 2021.